Income Taxes - Schedule of Comprehensive Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Examination [Line Items]
Loss before income taxes	$ (95,815)	$ (64,553)
Current income tax expense	64,970	0
Deferred income tax recovery	(35,943)	0
Provision for income taxes	29,027	0
Canada
Income Tax Examination [Line Items]
Loss before income taxes	(55,507)	(55,537)
Current income tax expense	63,120	0
Deferred income tax recovery	(14,351)	0
Foreign
Income Tax Examination [Line Items]
Loss before income taxes	(40,308)	(9,016)
Current income tax expense	1,850	0
Deferred income tax recovery	$ (21,592)	$ 0